Consolidated VIEs and Noncontrolling Interests - Creator Fund (Details) - USD ($) $ in Millions	12 Months Ended			33 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Sep. 17, 2020
Variable Interest Entity [Line Items]
Forgiveness of reimbursement costs			$ 22.0
SoftBank Group Capital Limited | Creator Fund
Variable Interest Entity [Line Items]
Payment to subsidiary	$ 0.0	$ 0.0		$ 72.0
Creator Fund | SoftBank Group Capital Limited
Variable Interest Entity [Line Items]
Controlling interest ownership				99.99%